Acquisitions and Divestitures - Supplemental Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Business Acquisition Pro Forma Information [Abstract]
Revenues	$ 636,684	[1]	$ 613,344	$ 320,746
Net income (loss)	$ 153,843	[1]	$ 194,092	$ 35,021
Basic and diluted earnings per unit	$ 2.20	[1]	$ 3.08	$ 0.53

[1]	Amounts represent historical revenues and expenses from January 1, 2014 through the respective dates of acquisition